Capital Management Policies and Procedures	12 Months Ended
Jun. 30, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Capital Management Policies and Procedures
Capital Management Policies and Procedures
The Group’s capital management objectives are:

•	to ensure the Group's ability to continue as a going concern; and

•	to provide an adequate return to shareholders by pricing products and services commensurately with the level of risk.
The Group monitors capital on the basis of the carrying amount of equity plus loan, less cash and cash equivalents as presented on the consolidated balance sheet. The Group manages its capital structure and makes adjustments in the light of changes in economic conditions and the risk characteristics of the underlying assets.

	2020 £’000	2019 £’000
Equity	236,327	166,329
Loans and borrowings	—	21
Less: Cash and cash equivalents	(101,327)	(70,172)
Total Capital	£135,000	£96,178